Income Taxes (Tables)	12 Months Ended
Jan. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes
The Provision for Income Taxes consisted of the following:

	Fiscal Years Ended
	January 31, 2021	February 2, 2020	February 3, 2019
Current:
Federal	$11.6	$7.5	$11.3
State	3.2	2.2	2.6

	14.8	9.7	13.9
Deferred:
Federal	(4.2)	(2.7)	(6.0)
State	(1.5)	(0.9)	(0.9)

	(5.7)	(3.6)	(6.9)

Total	$9.1	$6.1	$7.0

Schedule Of reconciliations of the provision for income taxes at the federal corporate statutory rate
The reconciliations of the provision for income taxes at the federal corporate statutory rate of 21% to the tax provision for fiscal 2020, fiscal 2019 and fiscal 2018 are as follows:

	Fiscal Years Ended
	January 31, 2021	February 2, 2020	February 3, 2019
Income taxes at federal statutory rate	$9.7	$8.8	$7.8
State income taxes	1.7	1.3	1.7
Partnership income not subject to U.S. tax	(4.2)	(3.8)	(3.4)
Permanent differences	0.8	0.7	1.2
Other	1.1	(0.9)	(0.3)

Total provision	$9.1	$6.1	$7.0

Schedule Of tax Effects Of Temporary Differences Give Rise To Significant Portions Of Deferred Tax Assets and Deferred Tax Liabilities
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities were as follows:

	January 31, 2021	February 2, 2020
Deferred Tax Assets:
Accrued bonus	$0.1	$0.1
Other	0.4	0.2
Deferred Tax Liabilities:
Fixed assets	(0.1)	(0.1)
Goodwill	(0.3)	(0.3)
Intangibles	(1.3)	(1.7)
Basis difference in partnership investment	(230.9)	(204.3)

Deferred tax liabilities, net	$(232.1)	$(206.1)